BOARD OF DIRECTORS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Summary of annual compensation of the board of directors
Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2020, 2019, and 2018 was as follows:

Amounts in € ‘000	Year	BOSD / BOD	AC	RC	GC	Share-Based Payment	Total
P. Sekhri	2020	65	—	—	—	52	117
	2019	50	—	—	—	33	83
	2018	50	—	—	—	30	80
Ms D. Jorn *	2020	45	3	6	—	35	89
	2019	20	2	4	—	5	31
	2018	—	—	—	—	—	—
J. Blaak ******	2020	—	—	—	—	—	—
	2019	—	—	—	—	—	—
	2018	18	—	2	—	18	38
J.H.L. Ernst ***	2020	41	3	3	3	37	87
	2019	36	3	3	—	26	68
	2018	36	3	3	—	26	68
J.B. Ward	2020	45	—	3	6	40	94
	2019	36	—	3	—	27	66
	2018	36	—	6	—	26	68
A. de Winter	2020	45	9	—	3	40	97
	2019	36	9	—	—	28	73
	2018	36	9	—	—	26	71
J. Egberts **	2020	—	—	—	—	4	4
	2019	15	—	1	—	—	16
	2018	36	3	—	—	20	59
B. Yanni ****	2020	31	—	—	—	21	52
	2019	—	—	—	—	—	—
	2018	—	—	—	—	—	—
M. Pykett *****	2020	31	—	—	—	21	52
	2019	—	—	—	—	—	—
	2018	—	—	—	—	—	—
Total	2020	303	15	12	12	250	592
	2019	193	14	11	—	119	337
	2018	212	15	11	—	146	384

* Ms D. Jorn was appointed on May 22, 2019
** Mr. J. Egberts retired from the BOSD at May 22, 2019
*** Mr.J.H.L Ernst retired from the BOSD at November 23, 2020
**** Mrs. B. Yanni was appointed on December 11, 2020
*****Mr. M. Pykett was appointed on December 11, 2020
****** Mr Blaak retired from the board on May 23, 2018

Overview of number of LTIP shares granted, fair value per share, forfeited or issued
An overview of the number of LTIP shares granted in 2018-2020 and in total as well as the fair value per share award is as follows:

Participant category	2020	2019	2018	Total
Non Executive members of the Board of Directors	—	205,000	100,000	305,000
Executive Members of the Board of Directors	—	201,050	130,131	331,181
Executive Committee	105,000	326,807	186,220	618,027
Senior managers	930,000	1,830,000	965,000	3,725,000
Total	1,035,000	2,562,857	1,381,351	4,979,208
Fair value per share award (€)	0.752	0.345	0.671
The following table provides an overview of LTIP shares granted, forfeited or issued in 2018-2020 as well as the number of LTIP shares reserved at December 31, 2020:

Participant category	Granted	Forfeited	Not vested	Reserved at December 31, 2020
Non Executive members of the Board of Directors	305,000	(20,000)	(46,187)	238,813
Executive Members of the Board of Directors	331,181	0	(97,273)	233,908
Executive Committee	618,027	(85,005)	(76,432)	456,590
Senior managers	3,725,000	(81,210)	(619,969)	3,023,821
Total	4,979,208	(186,215)	(839,861)	3,953,132
The following table gives an overview of movements in number of LTIP shares of the Non-Executive members of the Board of Directors and / or of the former Board of Supervisory Directors:

Amounts in € ‘000	Year	Granted	Settled	Forfeited	Not vested	Reserved at December 31, 2020
J.H.L. Ernst	2020	—	—	—	—	—
	2019	40	—	(40)	—	—
	2018	25	—	(25)	—	—
J.Blaak	2020	—	—	—	—	—
	2019	—	—	—	—	—
	2018	—	—	—	—	—
J.B. Ward	2020	—	—	—	—	—
	2019	35	—	—	—	35
	2018	25	—	—	—	25
A. de Winter	2020	—	—	—	—	—
	2019	40	—	—	—	40
	2018	25	—	—	—	25
P. Sekhri	2020	—	—	—	—	—
	2019	50	—	—	—	50
	2018	30	—	—	—	30
D. Jorn	2020	—	—	—	—	—
	2019	40	—	—	—	40
J. Egberts	2020	—	—	—	—	—
	2019	—	—	—	—	—
	2018	20	—	(20)	—	—
B. Yanni	2020	—	—	—	—	—
M. Pykett	2020	—	—	—	—	—
Total	2020	—	—	—	—	—
	2019	205	—	(40)	—	165
	2018	125	—	(45)	—	80

Summary of shares held by members of the Board of Directors
At December 31, 2020 the members of the former Board of Management held the following numbers of shares:

Shares held	As at December 31, 2020
S. de Vries	6,638,869
B.M. Giannetti	1,707,714
Total	8,346,583
At December 31, 2020, the Non-Executive members of the Board of Directors held the following numbers of shares:

As at December 31, 2020	Ordinary shares	Certificates of shares
P. Sekhri	110,000	230,000
A. de Winter	213,125	—
J.B. Ward	328,313	—
Ms. D. Jorn	—	—
Ms. B. Yanni	—	—
M. Pykett	—	—
Total	651,438	230,000